Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 264,194,158.60
Previously Paid Amount	0.00
Total Fee Amount	22,984.89
Total Offset Amount	0.00
Net Fee	$ 22,984.89
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A